CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 639,932	$ 98,074	¥ 709,823
Restricted cash	85,826	13,153	240,741
Investment security			2,318
Accounts receivable, net	99,228	15,207	123,226
Inventories	3,289,804	504,185	2,680,428
Advances to suppliers	400,186	61,331	333,826
Prepayments and other current assets, net	492,927	75,544	431,107
Amounts due from related parties			30
Total current assets	5,007,903	767,494	4,521,499
Non-current assets
Property and equipment, net	73,027	11,192	83,816
Intangible asset, net			10,390
Restricted cash	3,846	589	3,572
Investments in equity investees	57,189	8,765	71,595
Deferred tax assets	82,896	12,704	106,637
Goodwill	807	124	23,560
Operating lease right-of-use assets	105,938	16,236	159,321
Other non-current assets	10,817	1,658	16,806
Total non-current assets	334,520	51,268	475,697
Total assets	5,342,423	818,762	4,997,196
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB159,500 and RMB191,289 as of December 31, 2019 and 2020, respectively. Note 1)	191,289	29,316	159,500
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB324,069 and RMB174,583 as of December 31, 2019 and 2020, respectively. Note 1)	348,154	53,357	569,045
Amounts due to related parties (including amount due to related parties of consolidated VIEs without recourse to the Company of RMB330 and 62 as of December 31, 2019 and 2020, respectively. Note 1)	62	9	488
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB30,707 and RMB55,002 as of December 31, 2019 and 2020, respectively. Note 1)	96,134	14,733	57,122
Income tax payable (including income tax payable of consolidated VIEs without recourse to the Company of RMB91,516 and RMB66,813 as of December 31, 2019 and 2020, respectively. Note 1)	77,361	11,856	110,615
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB807,348 and RMB623,632 as of December 31, 2019 and 2020, respectively. Note 1)	742,365	113,772	895,694
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB97,859 and RMB221,595 as of December 31, 2019 and 2020, respectively. Note 1)	221,704	33,978	97,965
Operating lease liabilities (including operating lease liabilities of consolidated VIEs without recourse to the Company of RMB32,602 and RMB36,919 as of December 31, 2019 and 2020, respectively. Note 1)	40,204	6,162	38,608
Total current liabilities	1,717,273	263,183	1,929,037
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of RMB30,000 and nil as of December 31, 2019 and 2020, respectively. Note 1)	1,128,004	172,874	1,215,249
Operating lease liabilities (including operating lease liabilities of consolidated VIEs without recourse to the Company of 108,672 and RMB69,006 as of December 31, 2019 and 2020, respectively. Note 1)	70,427	10,792	113,782
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of RMB9,165 and nil as of December 31, 2019 and 2020, respectively. Note 1)	109,493	16,781	77,344
Total non-current liabilities	1,307,924	200,447	1,406,375
Total liabilities	3,025,197	463,630	3,335,412
Commitments and contingencies (Note 27)
Mezzanine Equity
Redeemable non-controlling interest	10,010	1,534	9,337
Total mezzanine equity	10,010	1,534	9,337
Shareholders' Equity
Treasury shares (517,454 Class A ordinary shares as of December 31, 2019 and 2020, at cost)	(71,018)	(10,884)	(71,018)
Additional paid-in capital	3,560,008	545,595	2,848,145
Accumulated losses	(1,206,436)	(184,893)	(1,126,330)
Accumulated other comprehensive (loss)/income	35,923	5,505	(26,500)
Total equity attributable to ordinary shareholders	2,318,716	355,360	1,624,464
Non-redeemable non-controlling interest	(11,500)	(1,762)	27,983
Total Shareholders' Equity	2,307,216	353,598	1,652,447
Total liabilities, mezzanine equity and shareholders' equity	5,342,423	818,762	4,997,196
Class A ordinary shares
Shareholders' Equity
Ordinary shares	198	31	126
Class B ordinary shares
Shareholders' Equity
Ordinary shares	¥ 41	$ 6	¥ 41